Contingencies, commitments and restrictions on the distribution of profits - Italy Concession Agreement (Details) € in Thousands, $ in Thousands			12 Months Ended
	Jul. 29, 2022 installment	Jan. 26, 2021	Dec. 31, 2023 EUR (€) item installment kg	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Contingencies, commitments and restrictions on the distribution of profits
Number of installments | installment	3
Toscana Aeroporti S.p.A.
Contingencies, commitments and restrictions on the distribution of profits
Number of installments | installment			5
Remaining ownership percentage to acquire			19.00%
Pre-set consideration of acquisition			€ 2,200
Net identifiable assets arising from the acquisition			1,000
Cash and cash equivalents from the acquisition			8	$ 10
Goodwill			€ 3,700	4,500
Italy | TA Concession Agreement
Contingencies, commitments and restrictions on the distribution of profits
Concession agreement extension period			40 years
Number of passenger considered for each unit | item			1
Volume of goods considered for each unit | kg			100
Number of installments | installment			2
Surety provided to third parties			€ 10,400	$ 11,500	€ 10,600	$ 11,300
Percentage of ownership		51.00%
Toscana Aeroporti S.p.A.
Contingencies, commitments and restrictions on the distribution of profits
Total purchase price			4,500
Toscana Aeroporti S.p.A. | Italy | TA Concession Agreement
Contingencies, commitments and restrictions on the distribution of profits
Amount of insurance policy to cover property damages, business interruptions and airport liabilities			€ 868,000